Income Taxes (Schedule Of Income (Loss) Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S.	$ 165.1	$ 132.8	$ (30.1)
Non-U.S.	663.2	672.7	35.6
Income before income taxes	$ 828.3	$ 805.5	$ 5.5